GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOODWILL.
Schedule of change in Goodwill during the year

	Goodwill	Accumulated
	before	impairment
	impairment	charge	Goodwill – net
December 31, 2021	$2,028,245	$(525,000)	$1,503,245
Effects of fluctuations in foreign currency exchange rates	(594)	—	(594)
June 30, 2022	$2,027,651	$(525,000)	$1,502,651

Goodwill changed during the years presented as follows (in thousands):

	Goodwill	Accumulated
	before	impairment
	impairment	charge	Goodwill – net
December 31, 2019	$1,954,521	$(525,000)	$1,429,521
Effects of fluctuations in foreign currency exchange rates	1,316	—	1,316
December 31, 2020	1,955,837	(525,000)	1,430,837
Goodwill related to acquisition	75,782	—	75,782
Effects of fluctuations in foreign currency exchange rates	(3,374)	—	(3,374)
December 31, 2021	$2,028,245	$(525,000)	$1,503,245